Document and Entity Information	Dec. 06, 2021
Document Entity Information [Line Items]
Entity File Number	1-11459
Entity Registrant Name	PPL Corporation
Entity Address, City or Town	Allentown,
Local Phone Number	774-5151
Entity Address, Address Line One	Two North Ninth Street
Entity Incorporation, State or Country Code	PA
City Area Code	(610)
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101-1179
Entity Tax Identification Number	23-2758192
Document Type	8-K
Document Period End Date	Dec. 06, 2021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000922224
Common Stock
Document Entity Information [Line Items]
Title of 12(b) Security	Common Stock of PPL Corporation
Trading Symbol	PPL
Security Exchange Name	NYSE
2007 Series A Due 2067
Document Entity Information [Line Items]
Title of 12(b) Security	2007 Series A due 2067
Trading Symbol	PPL/67
Security Exchange Name	NYSE
PPL ELECTRIC UTILITIES CORP
Document Entity Information [Line Items]
Entity File Number	1-905
Entity Registrant Name	PPL Electric Utilities Corporation
Entity Address, City or Town	Allentown,
Local Phone Number	774-5151
Entity Address, Address Line One	Two North Ninth Street
Entity Incorporation, State or Country Code	PA
City Area Code	(610)
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101-1179
Entity Tax Identification Number	23-0959590
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000317187
LOUISVILLE GAS and ELECTRIC CO [Member]
Document Entity Information [Line Items]
Entity File Number	1-2893
Entity Registrant Name	Louisville Gas and Electric Company
Entity Address, City or Town	Louisville,
Local Phone Number	627-2000
Entity Address, Address Line One	220 West Main Street
Entity Incorporation, State or Country Code	KY
City Area Code	(502)
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202-1377
Entity Tax Identification Number	61-0264150
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000060549
KENTUCKY UTILITIES CO [Member]
Document Entity Information [Line Items]
Entity File Number	1-3464
Entity Registrant Name	Kentucky Utilities Company
Entity Address, City or Town	Lexington,
Local Phone Number	627-2000
Entity Address, Address Line One	One Quality Street
Entity Incorporation, State or Country Code	KY
Entity Incorporation State Country Code 1	Virginia
City Area Code	(502)
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507-1462
Entity Tax Identification Number	61-0247570
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000055387